Earnings Per Share	6 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Profit for the period attributable to equity holders of the Company	14,507	696

	Six Months Ended 31 December
	2020	2019
Weighted average number of shares outstanding	54,831,134	52,848,507
Earnings per share - basic (£)	0.26	0.01
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 "Earnings Per Share", the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended 31 December
	2020 £’000	2019 £’000
Profit for the period attributable to equity holders of the Company	14,507	696

	Six Months Ended 31 December
	2020	2019
Weighted average number of shares outstanding	54,831,134	52,848,507
Diluted by: options in issue and contingently issuable shares	2,019,156	2,814,613
Weighted average number of shares outstanding (diluted)	56,850,290	55,663,120
Earnings per share - diluted (£)	0.26	0.01